SUPPLEMENT TO THE PROSPECTUS

Waddell & Reed Advisors Funds, Inc. Bond Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors Cash Management, Inc.

The following information supplements the disclosure entitled Sales Charge Reductions and Waivers:

Waivers for Certain Investors

Class A shares may be purchased at NAV by:

 . Until December 31, 2001, clients of Legend Equities Corporation (Legend) if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or W&R Funds and the purchase is made within 60 days of such redemption.

 . Certain clients investing through a qualified fee-based program offered by a third party that has made arrangements to sell shares of Waddell & Reed Advisors Municipal High Income Fund, Inc.


The CDSC will not apply in the following circumstances:

 . for Class C shares of Waddell & Reed Advisors Municipal High Income Fund,
  Inc., redemptions made by shareholders that have purchased shares of this Fund through certain group plans that have selling agreements with Waddell & Reed and that are administered by a third party and/or for which brokers not affiliated with Waddell & Reed provide administrative or recordkeeping services.


To be attached to the cover page of the Prospectus for:

          Waddell & Reed Advisors Funds
            Fixed Income & Money Market Funds
          Dated December 15, 2000

This supplement is dated March 30, 2001                     NUS 2100M

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Waddell & Reed Advisors Funds, Inc. Bond Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.

The following information supplements the disclosure entitled
Net Asset Value of Class A Shares:

     Until December 31, 2001, Class A shares may also be purchased at NAV by persons who are clients of Legend if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or W&R Funds, Inc. and the purchase is made within 60 days of such redemption.


To be attached to the cover page of the Statement of Additional Information for:

Waddell & Reed Advisors Funds, Inc. Bond Fund dated December 15, 2000
Waddell & Reed Advisors Global Bond Fund, Inc. dated December 15, 2000
Waddell & Reed Advisors Government Securities Fund, Inc. dated December 15, 2000 Waddell & Reed Advisors High Income Fund, Inc. dated December 15, 2000
Waddell & Reed Advisors Municipal Bond Fund, Inc. dated December 15, 2000

This supplement is dated March 30, 2001.